RESULTS FOR THE YEAR - NET SALES AND REBATES - Provisions for Sales Rebates (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	DKK 23,831	DKK 19,824
Additional provisions, including increases to existing provisions	65,213	58,688
Amount used during the year	(61,976)	(53,991)
Adjustments, including unused amounts reversed during the year	(406)	(1,291)
Effect of exchange rate adjustment	(2,605)	601
At the end of the year	24,057	23,831	DKK 19,824
Provisions for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	19,971	16,508	11,002
Additional provisions, including increases to existing provisions	63,772	56,954	45,190
Amount used during the year	(61,017)	(53,217)	(40,958)
Adjustments, including unused amounts reversed during the year	(117)	(822)	0
Effect of exchange rate adjustment	(2,393)	548	1,274
At the end of the year	DKK 20,216	DKK 19,971	DKK 16,508